SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Remaining 2021	$ 159
2021	319	$ 318
2022	335	320
2023	337	336
2024	339	339
2025	240	340
Thereafter	24	262
Total lease payments	1,753	1,915
Less: Imputed interest	(668)	(729)
Operating lease liability	$ 1,085	$ 1,186	$ 1,304